Investments (Tables)	6 Months Ended
Sep. 30, 2020
Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2020 and September 30, 2020 are as follows:

	Amortized cost, net (5)(6)	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
March 31, 2020

Available-for-sale securities:
Debt securities:
Japanese government bonds	12,651,677	1,319	50,224	12,602,772
Japanese local government bonds	272,412	649	494	272,567
U.S. Treasury bonds and federal agency securities	927,172	7,733	—	934,905
Other foreign government bonds	1,408,009	3,273	202	1,411,080
Agency mortgage-backed securities (1)	494,958	10,490	434	505,014
Residential mortgage-backed securities	83,077	1,405	151	84,331
Commercial mortgage-backed securities	609,559	5,551	106	615,004
Japanese corporate bonds and other debt securities (2)	1,836,540	7,489	8,772	1,835,257
Foreign corporate bonds and other debt securities (3)	849,595	2,595	168	852,022

Total	19,132,999	40,504	60,551	19,112,952

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,936	13,357	—	493,293
Agency mortgage-backed securities (4)	382,095	1,245	1,303	382,037

Total	862,031	14,602	1,303	875,330

September 30, 2020

Available-for-sale securities:
Debt securities:
Japanese government bonds	19,964,553	1,084	45,274	19,920,363
Japanese local government bonds	406,873	757	446	407,184
U.S. Treasury bonds and federal agency securities	625,398	1,388	2	626,784
Other foreign government bonds	1,353,376	3,020	74	1,356,322
Agency mortgage-backed securities (1)	509,808	10,650	433	520,025
Residential mortgage-backed securities	78,883	1,220	123	79,980
Commercial mortgage-backed securities	634,537	6,674	69	641,142
Japanese corporate bonds and other debt securities (2)	2,066,234	12,579	8,785	2,070,028
Foreign corporate bonds and other debt securities (3)	922,752	3,410	1,190	924,972

Total	26,562,414	40,782	56,396	26,546,800

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,947	11,505	—	491,452
Agency mortgage-backed securities (4)	310,031	10,666	—	320,697

Total	789,978	22,171	—	812,149

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥
519,974
million and ¥
51
million, respectively, at September 30, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)	Other debt securities presented in this line primarily consist of Japanese asset-backed securities (“ABS”), of which the total fair values was ¥139,888 million at September 30, 2020.
(3)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and ABS, of which the total fair values were ¥271,387 million at March 31, 2020, and ¥319,044 million at September 30, 2020.

(4)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(5)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥7,551 million at September 30, 2020.
(6)	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥4,153 million at September 30, 2020 and included in Acc rued income.

Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity
The amortized cost, net of allowance for credit losses, and fair value of
available-for-sale
and
held-to-maturity
securities at September 30, 2020 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	14,588,119	3,630,141	1,550,745	195,548	19,964,553
Japanese local government bonds	30,537	209,317	149,994	17,025	406,873
U.S. Treasury bonds and federal agency securities	625,398	—	—	—	625,398
Other foreign government bonds	1,024,723	326,539	1,058	1,056	1,353,376
Agency mortgage-backed securities	—	—	—	509,808	509,808
Residential mortgage-backed securities	—	—	—	78,883	78,883
Commercial mortgage-backed securities	6,080	252,315	375,342	800	634,537
Japanese corporate bonds and other debt securities	94,088	820,338	587,344	564,464	2,066,234
Foreign corporate bonds and other debt securities	453,235	343,496	123,123	2,898	922,752

Total	16,822,180	5,582,146	2,787,606	1,370,482	26,562,414

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	479,947	—	—	479,947
Agency mortgage-backed securities	—	—	—	310,031	310,031

Total	—	479,947	—	310,031	789,978

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	14,586,652	3,619,928	1,522,868	190,915	19,920,363
Japanese local government bonds	30,553	209,557	149,982	17,092	407,184
U.S. Treasury bonds and federal agency securities	626,784	—	—	—	626,784
Other foreign government bonds	1,025,928	328,280	1,058	1,056	1,356,322
Agency mortgage-backed securities	—	—	—	520,025	520,025
Residential mortgage-backed securities	—	—	—	79,980	79,980
Commercial mortgage-backed securities	6,085	254,025	380,219	813	641,142
Japanese corporate bonds and other debt securities	94,089	819,848	585,922	570,169	2,070,028
Foreign corporate bonds and other debt securities	454,356	344,474	123,244	2,898	924,972

Total	16,824,447	5,576,112	2,763,293	1,382,948	26,546,800

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	491,452	—	—	491,452
Agency mortgage-backed securities	—	—	—	320,697	320,697

Total	—	491,452	—	320,697	812,149

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position
The following table shows the gross unrealized losses and fair value of available-for-sale
and
held-to-maturity
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2020 and September 30, 2020:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
March 31, 2020

Available-for-sale securities:
Debt securities:
Japanese government bonds	10,339,320	43,204	283,561	7,020	10,622,881	50,224
Japanese local government bonds	162,665	418	34,114	76	196,779	494
U.S. Treasury bonds and federal agency securities	—	—	—	—	—	—
Other foreign government bonds	196,990	202	—	—	196,990	202
Agency mortgage-backed securities (1)	30,913	227	9,504	207	40,417	434
Residential mortgage-backed securities	9,524	62	5,450	89	14,974	151
Commercial mortgage-backed securities	15,115	85	7,478	21	22,593	106
Japanese corporate bonds and other debt securities	669,572	5,507	608,361	3,265	1,277,933	8,772
Foreign corporate bonds and other debt securities	152,058	165	5,564	3	157,622	168

Total	11,576,157	49,870	954,032	10,681	12,530,189	60,551

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	191,244	1,303	191,244	1,303

Total	—	—	191,244	1,303	191,244	1,303

September 30, 2020

Available-for-sale securities:
Debt securities:
Japanese government bonds	9,978,136	23,884	1,234,118	21,390	11,212,254	45,274
Japanese local government bonds	126,991	246	72,086	200	199,077	446
U.S. Treasury bonds and federal agency securities	29,093	2	—	—	29,093	2
Other foreign government bonds	278,022	74	—	—	278,022	74
Agency mortgage-backed securities (1)	30,948	202	9,799	231	40,747	433
Residential mortgage-backed securities	9,567	41	6,794	82	16,361	123
Commercial mortgage-backed securities	6,052	15	11,396	54	17,448	69
Japanese corporate bonds and other debt securities	565,278	3,028	597,714	5,757	1,162,992	8,785
Foreign corporate bonds and other debt securities	245,311	1,187	2,712	3	248,023	1,190

Total	11,269,398	28,679	1,934,619	27,717	13,204,017	56,396

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	—	—	—	—

Total	—	—	—	—	—	—

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥40,417 million at March 31, 2020, and ¥40,747 million at September 30, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

(2)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Realized Gains and Losses on Sales of Available-for-Sale Securities
The following table shows the realized gains and losses on sales of available-for-sale
securities for the six months ended September 30, 2019 and 2020. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments.

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Gross realized gains	36,183	5,101
Gross realized losses	(6,167)	(3,694)

Net realized gains (losses) on sales of available-for-sale securities	30,016	1,407

Summary of Details of Net Gains and Losses on Equity Securities
The following table shows the details of the net gains and losses on Equity securities for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	(126,648)	266,119
Less: Net gains (losses) recognized during the period on equity securities sold during the period	(3,084)	34,985

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	(123,564)	231,134

Summary of Equity Securities Without Readily Determinable Fair Values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in millions of yen)
Carrying amounts at the end of the period	419,775	402,194
Downward adjustments and impairments	2,435	3,800
Upward adjustments	9,128	9,104
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Downward adjustments and impairments	430	1,411
Upward adjustments	6,527	34

Summary of Composition of Other Investments
The following table summarizes the composition of Other investments at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in millions of yen)
Equity method investments	404,513	412,281
Investments held by consolidated investment companies	39,438	55,682

Total	443,951	467,963